Employee benefits plans (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Disclosure of net defined benefit liability (asset) [text block]

	03/31/2025	12/31/2024
Opening balance	721,560	833,683
Interest on actuarial liabilities	19,337	73,853
Current service cost	485	1,997
Actuarial loss – experience		(125)
Actuarial loss (gain) – financial assumptions		(137,649)
Benefits paid directly by entity	(11,350)	(50,199)
Closing balance	730,032	721,560